Item 1. Report to Shareholders

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
October 31, 2003

                                                                      Certified
                                                                      Annual
                                                                      Report


This report is certified under the Sarbanes-Oxley Public Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual reports to shareholders fully and fairly represents their financial position.

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]
Summit Cash Reserves Fund

As of 10/31/03

                                                    Lipper
                                                     Money               Summit
                                                    Market                 Cash
                                                     Funds             Reserves
                                                   Average                 Fund
--------------------------------------------------------------------------------

10/31/93                                            25,000               25,000

10/31/94                                            25,813               25,901

10/31/95                                            27,183               27,372

10/31/96                                            28,515               28,803

10/31/97                                            29,925               30,337

10/31/98                                            31,430               31,961

10/31/99                                            32,850               33,518

10/31/00                                            34,712               35,535

10/31/01                                            36,218               37,235

10/31/02                                            36,700               37,891

10/31/03                                            36,930               38,221
--------------------------------------------------------------------------------

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 10/31/03                1 Year        5 Years       10 Years

Summit Cash Reserves Fund               0.87%          3.64%          4.34%

Lipper Money Market Funds Average       0.50           3.15           3.98
--------------------------------------------------------------------------------

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Annual Report

DEAR SHAREHOLDER,

Reflecting the period's low money market rates, your fund had a positive return of 0.87% during the 12 months ended October 31, 2003. It outperformed the Lipper average of similarly managed funds during the period largely because the portfolio consisted of high-quality securities with a longer overall maturity than the average money market fund in a declining interest rate environment.

[Graphic Omitted]

Interest Rate Levels
--------------------------------------------------------------------------------

                                     6-Month         90-day      Fed Funds
                                    Treasury       Treasury         Target
                                        Bill           Bill
--------------------------------------------------------------------------------

10/31/02                                1.41           1.45           1.75

                                        1.27           1.21           1.25

                                         1.2           1.19           1.25

1/03                                    1.18           1.17           1.25

                                        1.18           1.19           1.25

                                        1.11           1.11           1.25

4/03                                    1.14           1.11           1.25

                                        1.08            1.1           1.25

                                        0.96           0.85              1

7/03                                    1.01           0.94              1

                                        1.04           0.97              1

                                           1           0.94              1

10/31/03                                1.03           0.95              1


Source: Federal Reserve Bank

As you know, the fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income by investing in a diversified portfolio of high-quality, U.S. dollar-denominated money market securities. The fund's average weighted maturity will not exceed 90 days, and we will not purchase any security with a maturity longer than 13 months.


Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                     10/31/02             10/31/03
--------------------------------------------------------------------------------

Price Per Share                            $          1.00      $          1.00

Dividend Yield (7-Day Simple)*                        1.42%                0.66%

Weighted Average Maturity (days)                        62                   63

Weighted Average Quality**                      First Tier           First Tier
--------------------------------------------------------------------------------

Note: A money fund's yield more closely reflects its current earnings than the total return.


* Dividends earned for the last seven days of each period are annualized and divided by the fund's net asset value at the end of the period.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

As shown in the Portfolio Characteristics table, the fund's weighted average maturity of 63 days at the end of our fiscal year was little changed from its 62 days 12 months earlier. Its simple seven-day yield declined from 1.42% to 0.66%, reflecting the decline in interest rates during that period. The fund's price per share remained steady at $1.00, and its weighted average quality remained very high because we continued tofocus primarily on money market instruments with the highest credit quality.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading and pricing policies and the steps we take to protect your interests by visiting our Web site (www.troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

November 20, 2003

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------


                        Year
                       Ended
                    10/31/03     10/31/02     10/31/01     10/31/00   10/31/99
NET ASSET VALUE

Beginning of
period             $   1.000    $   1.000    $   1.000    $   1.000  $   1.000

Investment
activities
  Net investment
  income (loss)        0.009        0.017        0.047        0.059      0.048

Distributions
  Net investment
  income              (0.009)      (0.017)      (0.047)      (0.059)    (0.048)

NET ASSET VALUE

End of period       $  1.000     $  1.000     $  1.000     $  1.000   $  1.000
                    --------     --------     --------     --------   --------

Ratios/Supplemental
Data

Total return^           0.87%        1.76%        4.78%        6.02%      4.87%

Ratio of total
expenses to
average net
assets                  0.45%        0.45%        0.45%        0.45%      0.45%

Ratio of net
investment
income (loss)
to average
net assets              0.87%        1.74%        4.65%        5.85%      4.78%

Net assets,
end of period
(in millions)       $  2,907     $  3,164     $  2,879     $  2,544   $  2,441


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Annual Report             October 31, 2003

Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                              In thousands
BANK NOTES  1.2%

World Savings Bank, 1.04%, 12/3/03         $        35,000      $        35,000

Total Bank Notes (Cost $35,000)                                          35,000

CERTIFICATES OF DEPOSIT 26.6%

Abbey National Treasury Services,
1.42%, 10/21/04                                     25,000               24,998

Australia & New Zealand Banking,
1.05%, 12/22/03                                     22,000               22,000

Bank of Nova Scotia
    1.20%, 12/31/03                                 31,000               31,000

  London, 1.06%, 12/29/03                           30,000               30,000

Canadian Imperial Bank of Commerce,
1.345%, 3/25/04                                     50,000               50,009

Citibank, 1.07%, 11/21/03                           30,000               30,000

Credit Agricole Indosuez
    1.10%, 4/14/04                                  30,000               30,000

  London, 1.35%, 4/22/04                            40,000               40,000

Deutsche Bank, London, 1.075%, 12/30/03             30,000               30,000

HBOS Treasury Services, London
    1.09%, 12/8/03                                  50,000               50,000

    1.11%, 4/16/04                                  25,000               25,000

Landesbank Hessen-Thuringen, London,
1.30%, 11/4/03                                      33,000               33,000

Lloyds Bank
    1.06%, 12/22/03                                 40,000               40,000

    1.21%, 2/5/04                                   50,000               50,000

National Australia Bank, London,
1.25%, 4/13/04                                      25,000               25,000

Rabobank Nederland
    1.0275%, 6/9/04                                 25,000               24,998

    1.08%, 12/29/03                                 75,000               75,002

Royal Bank of Scotland, London,
1.08%, 11/10/03                                     50,000               50,000

Toronto-Dominion Bank
    1.04%, 11/21/03                                 25,000               25,000

    1.33%, 8/23/04                                   5,000                5,000

    1.38%, 8/27/04                                  25,000               25,032

Wells Fargo Bank
    1.04%, 12/1/03                                  20,000               20,000

    1.07%, 11/4/03                                  39,000               39,000

Total Certificates of Deposit
(Cost $775,039)                                                         775,039

COMMERCIAL PAPER  57.8%

Alpine Securitization, 4(2)
    1.051%, 11/13/03                       $        42,000      $        41,985

    1.061%, 11/17/03                                50,000               49,977

Asset Portfolio Funding, 4(2)
    1.093%, 1/7/04                                  20,000               19,960

    1.103%, 1/12/04                                 25,000               24,945

    1.123%, 1/7/04                                     805                  803

Asset Securitization Cooperative, 4(2),
1.052%, 12/10/03                                    20,000               19,977

Atlantic Asset Security, 4(2)
    1.061%, 11/14/03                                17,525               17,518

    1.062%, 12/12/03                                16,975               16,955

BASF, 4(2), 1.07%, 11/24/03                          1,375                1,374

CDC, 4(2)
    1.041%, 11/19/03                                10,300               10,295

    1.042%, 12/19/03                                 4,150                4,144

    1.052%, 12/11/03                                50,000               49,942

    1.062%, 12/18/03                                35,000               34,951

    1.07%, 12/4/03                                  14,000               13,986

Ciesco L.P., 4(2), 1.07%, 11/3/03                    1,107                1,107

Citibank Credit Card Issuance Trust, 4(2),
1.061%, 11/26/03                                     5,000                4,996

CRC Funding, 4(2), 1.062%, 11/14/03                 50,000               49,981

Credit Suisse First Boston, 4(2),
1.052%, 12/3/03                                     21,000               20,980

Danske
    1.06%, 12/8/03                                  10,000                9,989

    1.068%, 12/15/03                                20,000               19,974

    1.08%, 12/29/03                                  9,000                8,984

DePfa Bank Europe, 4(2)
    1.062%, 12/9 - 12/22/03                          8,800                8,790

    1.073%, 12/22/03                                48,000               47,927

DuPont (EI) De Nemours
    1.05%, 12/2/03                                  10,000                9,991

    1.055%, 12/5/03                                 50,000               49,950

    1.07%, 12/2/03                                   2,800                2,798

Fairway Finance, 4(2), 1.07%, 11/17/03               9,515                9,511

Falcon Asset Securitization, 4(2)
    1.05%, 11/20/03                        $        25,000      $        24,986

    1.051%, 12/9/03                                 25,000               24,972

    1.093%, 1/15/04                                 30,000               29,932

Giro Funding
    4(2), 1.052%, 11/17/03                          18,927               18,918

    1.083%, 12/12/03                                 7,706                7,697

Grampian Funding, 4(2)
    1.051%, 11/18/03                                43,000               42,979

    1.114%, 1/20 - 1/26/04                          45,000               44,886

Greyhawk Funding, 4(2)
    1.051%, 11/18 - 11/19/03                        33,000               32,983

    1.103%, 1/22/04                                 20,000               19,950

International Lease Finance,
1.062%, 12/19/03                                    10,000                9,986

KFW International Finance, 4(2),
1.10%, 3/3/04                                       50,000               49,812

MassMutual Funding, 4(2),
1.03%, 11/10/03                                      7,300                7,298

MBNA Master Credit Card Trust II, 4(2)
    1.06%, 11/13/03                                 10,000                9,996

    1.072%, 12/18/03                                17,544               17,520

Nationwide Building Society, 1.07%, 12/9/03          5,000                4,994

Old Line Funding, 4(2)
    1.052%, 11/21/03                                20,104               20,092

    1.062%, 11/5 - 12/11/03                         64,021               63,955

Paradigm Funding, 4(2)
    1.08%, 11/13/03                                  8,600                8,597

    1.13%, 1/16/04                                  47,419               47,306

Park Avenue Receivables, 4(2)
    1.051%, 11/24 - 12/9/03                         57,102               57,042

    1.07%, 11/13/03                                 10,000                9,996

Preferred Receivables Funding, 4(2),
1.051%, 12/1/03                                     25,000               24,978

Rio Tinto, 4(2), 1.13%, 3/18/04                     30,000               29,871

Shell Finance
    1.06%, 12/2 - 12/19/03                          40,000               39,953

    1.07%, 12/30/03                                 73,587               73,458
Sigma Finance
    1.104%, 2/2/04                                   5,000                4,986

    1.24%, 3/11/04                                  24,000               23,902

  4(2)
    1.09%, 12/19/03                        $        14,000      $        13,980

    1.098%, 1/30/04                                 38,000               37,896

    1.141%, 4/16/04                                 27,000               26,858

Stadshypotek Delaware, 4(2),
1.073%, 12/16/03                                    20,000               19,973

Toronto Dominion Bank,
1.072%, 11/21/03                                    20,000               19,988

Total Fina Elf Capital, 4(2),
1.03%, 11/3/03                                       1,354                1,354

Toyota Motor Credit, 4(2)
    1.04%, 11/19/03                                 20,000               19,990

    1.041%, 12/2/03                                 34,000               33,969

    1.06%, 12/17/03                                 33,200               33,155

Tulip Funding, 4(2), 1.07%, 12/24/03                18,000               17,972

Westpac Capital, 1.03%, 11/10/03                    59,000               58,985

Westpac Trust Securities of New Zealand
    1.06%, 11/12/03                                  2,792                2,791

    1.07%, 12/5/03                                   7,000                6,993

    1.075%, 12/5/03                                 10,000                9,990

    1.08%, 12/5/03                                   2,378                2,376

Yorktown Capital, 4(2)
    1.051%, 11/25/03                                20,000               19,986

    1.061%, 11/25 - 12/1/03                          2,229                2,227

    1.093%, 1/14/04                                 50,000               49,888

Total Commercial Paper (Cost $1,681,206)                              1,681,206

FUNDING AGREEMENTS  2.4%

Allstate Life Insurance, VR
    1.27%, 11/3/03 ++                               10,000               10,000

    1.33%, 12/1/03 ++                               15,000               15,000

GE Life & Annuity, VR,
1.24%, 12/12/03                                     25,000               25,000

Security Life Of Denver,
1.17%, 11/21/03                                     15,000               15,000

Transamerica Occidential Life Insurance, VR,
1.27%, 11/3/03                                       5,000                5,000

Total Funding Agreements (Cost  $70,000)                                 70,000

MEDIUM-TERM NOTES  6.6%

3M, 144A, 5.6736%, 12/12/03                          6,000                6,027

American Express Credit, VR,
1.17%, 12/17/03                                     13,500               13,500

First Union, 7.10%, 8/15/04                         20,000               20,897

GE Capital
    5.375%, 4/23/04                        $        10,000      $        10,187

  VR
    1.15%, 11/17/03                                 10,000               10,000

    1.20%, 11/20/03-12/9/04                         25,000               25,001

Goldman Sachs Group, VR, 144A,
1.12%, 1/15/04                                      15,000               15,000

New York Life Insurance, VR,
1.22%, 12/12/03                                     40,000               40,000

Wal-Mart Stores, 5.199%, 6/1/04                     50,000               51,229

Total Medium-Term Notes (Cost $191,841)                                 191,841

MUNICIPAL SECURITIES  2.1%

Harris County Health Fac. Dev. Corp.
  Saint Lukes Medical Center
    VRDN (Currently 1.10%)                          40,000               40,000

New York City, GO, VRDN
(Currently 0.95%)                                   20,000               19,999

Total Municipal Securities
(Cost $59,999)                                                           59,999

U.S. GOVERNMENT OBLIGATIONS 2.9%

Federal Home Loan Bank, 1.00%, 7/20/04              25,000               25,000

Federal Home Loan Mortgage, 1.05%,
12/15 - 12/18/03                                    58,663               58,585

Total U.S. Government Obligations
(Cost $83,585)                                                           83,585

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Annual Report

                                                                Value
--------------------------------------------------------------------------------
                                                         In thousands
Total Investments in Securities
99.6% of Net Assets (Cost $2,896,670)                      $2,896,670

Other Assets Less Liabilities                                  10,554

NET ASSETS                                                 $2,907,224
                                                           ----------

Net Assets Consist of:
Undistributed net realized gain (loss)                     $       95

Paid-in-capital applicable to
2,907,085,591 shares of $0.0001
par value capital stock outstanding;
4,000,000,000 shares of the
Corporation authorized                                      2,907,129

NET ASSETS                                                 $2,907,224
                                                           ----------

NET ASSET VALUE PER SHARE                                  $     1.00
                                                           ----------


++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $25,000,000 and represents 0.9% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $21,027,000 and represents 0.7% of net assets

4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors"--total of such securities at period-end amounts to $1,265,494 and represents 43.5% of net assets

VR   Variable Rate

VRDN Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                             10/31/03

Investment Income (Loss)
Interest Income                                            $   41,055

Investment management and administrative expense               14,006

Net investment income (loss)                                   27,049

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                             34

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   27,083
                                                           ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                  10/31/03             10/31/02
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $        27,049      $        52,600

  Net realized gain (loss)                              34                  (16)

  Increase (decrease) in net
  assets from operations                            27,083               52,584

Distributions to shareholders
  Net investment income                            (27,050)             (52,600)

Capital share transactions *
  Shares sold                                    2,885,967            3,301,412

  Distributions reinvested                          26,554               51,167

  Shares redeemed                               (3,169,502)          (3,067,184)

  Increase (decrease) in net
  assets from capital
  share transactions                              (256,981)             285,395

Net Assets
Increase (decrease) during period                 (256,948)             285,379

Beginning of period                              3,164,172            2,878,793

End of period                              $     2,907,224      $     3,164,172
                                           ---------------      ---------------

*Share information
  Shares sold                                    2,885,967            3,301,412

  Distributions reinvested                          26,554               51,167

  Shares redeemed                               (3,169,502)          (3,067,184)

  Increase (decrease) in
  shares outstanding                              (256,981)             285,395

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Annual Report             October 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Cash Reserves Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on October 29, 1993. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Distributions to shareholders are recorded by the fund on the ex-dividend date. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2003 totaled $27,050,000 and were characterized as ordinary income for tax purposes. At October 31, 2003, the tax-basis components of net assets were as follows:

Undistributed ordinary income                              $       95,000

Paid-in capital                                             2,907,129,000

Net assets                                                 $2,907,224,000
                                                           --------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $16,000 of capital loss carryforwards.

For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.


Undistributed net investment income                        $    1,000

Undistributed net realized gain                               (46,000)

Paid-in capital                                                45,000

At October 31, 2003, the cost of investments for federal income tax purposes was $2,896,670,000.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.45% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At October 31, 2003, $1,272,000 was payable under the agreement.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund's all-inclusive fee agreement. At October 31, 2003, approximately 0.1% of the outstanding shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. At October 31, 2003 and during the year then ended, no shares of the fund were held by the Spectrum Funds.

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------
To the Board of Directors of T. Rowe Price Summit Funds, Inc. and
Shareholders of T. Rowe Price Summit Cash Reserves Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Summit Cash Reserves Fund (one of the portfolios comprising T. Rowe Price Summit Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

November 24, 2003

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 10/31/03
--------------------------------------------------------------------------------


We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $45,000 from short-term capital gains.

T. Rowe Price Summit Cash Reserves Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and
Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1993
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
1993
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
1993
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
2001
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

William T. Reynolds
(5/26/48)
1997
[37]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited


James S. Riepe
(6/25/43)
1993
[106]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Summit Funds


M. David Testa
(4/22/44)
1997
[106]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Connice A. Bavely, CFA (3/5/51)
Executive Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.


Stephen V. Booth (6/21/61)
Vice President, Summit Funds Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Steven G. Brooks, CFA (8/5/54)
Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.


Brian E. Burns (10/6/60)
Vice President, Summit Funds
Assistant Vice President, T. Rowe Price

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Joseph A. Carrier (12/30/60)
Treasurer, Summit Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Patrick S. Cassidy, CFA (8/27/64)
Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (2/10/59)
Vice President, Summit Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Mark S. Finn, CFA, CPA (1/14/63)
Vice President, Summit Funds
Vice President, T. Rowe Price

Alisa Fiumara, CFA (2/7/74)
Vice President, Summit Funds
Employee, T. Rowe Price; formerly Associate Analyst, Legg Mason (to 2000)

Gregory S. Golczewski  (1/15/66)
Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Henry H. Hopkins (12/23/42) Vice President, Summit Funds Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President,
T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Keir R. Joyce (7/22/72)
Assistant Vice President, Summit Funds
Assistant Vice President, T. Rowe Price

Alan D. Levenson, Ph.D (7/17/58)
Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Summit Funds
Assistant Vice President, T. Rowe Price and
T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (6/9/58)
Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James M. McDonald (9/29/49)
Executive Vice President, Summit Funds Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Cheryl A. Mickel, CFA (1/11/67)
Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Mary J. Miller, CFA (7/19/55)
Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Joan R. Potee (11/23/47)
Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert M. Rubino, CPA (8/2/53)
Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Susan G. Troll, CPA (8/27/66)
Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Mark J. Vaselkiv (7/22/58)
Vice President, Summit Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Lea C. Ward (6/5/68)
Vice President, Summit Funds Assistant Vice President, T. Rowe Price; formerly Customer Finance Analyst, Lucent Technologies (to 2000)

John D. Wells (6/29/60)
Vice President, Summit Funds Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Savings Bank

Edward A. Wiese, CFA (4/12/59)
President, Summit Funds Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003